SPECTRA FUND
                                 CLASS A SHARES
              SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2002

Effective November 15, 2002, Spectra Fund changed its performance benchmark from the S&P 500 Index to the Russell 3000 Growth Index. The replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the Fund.

The following supplements the material on page 4 of the Prospectus that describes the benchmark index employed by the Fund:

o Russell 3000 Growth Index: An index of common stocks considered to be representative of companies with greater than average growth orientation throughout the U.S. stock market in general.

For purposes of the Average Annual Total Return table on page 4 of the Prospectus, the applicable returns for this index were as follows:

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001


                                                             Since Inception
                                                           ------------------
                                               1 Year            Class A
                                           -------------   ------------------
Russell 3000 Growth Index                      -19.63%      -28.89%   (6/30/00)


The Date of this supplement is November 15, 2002.

                                  SPECTRA FUND
                                 CLASS N SHARES
              SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2002

Effective November 15, 2002, Spectra Fund changed its performance benchmark from the S&P 500 Index to the Russell 3000 Growth Index. The replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the Fund.

The following supplements the material on page 3 of the Prospectus that describes the benchmark index employed by the Fund:

o Russell 3000 Growth Index: An index of common stocks considered to be representative of companies with greater than average growth orientation throughout the U.S. stock market in general.

For purposes of the Average Annual Total Return table on page 3 of the Prospectus, the applicable returns for this index were as follows:

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001


                                                  1 Year            5 Years         10 Years          20 Years
                                                  -------           -------          -------           -------
Russell 3000 Growth Index                         -19.63%            7.72%           10.41%            12.73%

The Date of this supplement is November 15, 2002.